Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	3 Months Ended
Mar. 31, 2012
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	March 31, 2012	December 31, 2011
Borrowings under lines of credit	$98,386	$91,899
Other financial liabilities	5,277	6,902
Short-term borrowings and other financial liabilities	103,663	98,801
Short-term borrowings from related parties (see Note 4.c.)	14,698	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$118,361	$126,814